STOCKHOLDERS EQUITY (Details 2) - shares	9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020
1.50 [Member]
Number of Shares, Outstanding	400,000	416,667	400,000
Weighted average remaining contractual life, Outstanding	3 years 2 months 12 days	2 years 5 months 30 days	3 years 8 months 12 days
Number of Shares, Exercisable	400,000	133,333	133,333
Weighted average remaining contractual life, Exercisable	3 years 2 months 12 days	4 years	2 years 5 months 30 days
0.75 [Member]
Number of Shares, Outstanding	7,440,667	6,546,333	6,533,148
Weighted average remaining contractual life, Outstanding	2 years 6 months	3 years 3 months 18 days	3 years 2 months 12 days
Weighted average remaining contractual life, Exercisable	2 years 3 months 18 days	3 years 2 months 12 days	3 years 2 months 12 days
Number of Shares, Exercisable	6,658,444	6,404,259	6,289,444
2.25 [Member]
Number of Shares, Outstanding		261,667
Weighted average remaining contractual life, Outstanding		2 years 1 month 6 days
Number of Shares, Exercisable		262,222
Weighted average remaining contractual life, Exercisable		1 year 4 months 24 days
1.50 One [Member]
Number of Shares, Outstanding	26,667	66,667
Weighted average remaining contractual life, Outstanding	0 years	4 years 10 months 24 days
Number of Shares, Exercisable	0	0
Weighted average remaining contractual life, Exercisable	0 years	0 years
3.00 [Member]
Number of Shares, Outstanding	66,667	381,333	66,667
Weighted average remaining contractual life, Outstanding	3 years 10 months 24 days	1 year	4 years
Number of Shares, Exercisable	66,667	0
Weighted average remaining contractual life, Exercisable	3 years 10 months 24 days	1 year
3.75 [Member]
Number of Shares, Outstanding	435,000	105,926	385,000
Weighted average remaining contractual life, Outstanding	3 years 2 months 12 days	3 months 18 days	4 years 4 months 24 days
Number of Shares, Exercisable	291,667	122,593	246,667
Weighted average remaining contractual life, Exercisable	3 years 8 months 12 days	3 months 18 days	4 years 5 months 30 days
6.00 [Member]
Number of Shares, Outstanding	163,333		381,333
Weighted average remaining contractual life, Outstanding	2 months 12 days		8 months 12 days
Number of Shares, Exercisable	163,333		381,333
Weighted average remaining contractual life, Exercisable	2 months 12 days		8 months 12 days
27.00 [Member]
Number of Shares, Outstanding	18,518		92,593
Weighted average remaining contractual life, Outstanding	4 months 24 days		1 month 6 days
Number of Shares, Exercisable	18,518		92,593
Weighted average remaining contractual life, Exercisable	4 months 24 days		1 month 6 days
Warrant [Member]
Number of Shares, Outstanding	8,550,852	7,778,593	7,858,741
Weighted average remaining contractual life, Outstanding	2 years 6 months	3 years 1 month 6 days	3 years
Number of Shares, Exercisable	7,598,630	7,303,741	7,143,370
Weighted average remaining contractual life, Exercisable	2 years 4 months 24 days	3 years	3 years 1 month 6 days